Convertible Debentures (Details 2) - Oct. 31, 2021	USD ($)	CAD ($)
Convertible Debentures
Convertible debentures, principal	$ 1,676,977	$ 2,280,671
Conversion option	787,264	1,070,670
Total	$ 2,464,241	$ 3,351,341